UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 8443

Legg Mason Partners Variable Portfolios I, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-666

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.

LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH PORTFOLIO

FORM N-Q

MARCH 31, 2006

LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited)	March 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 100.2%
CONSUMER DISCRETIONARY - 20.4%
Internet & Catalog Retail - 9.7%
23,120	Amazon.com Inc.*	$844,111
11,500	eBay Inc.*	449,190
14,400	IAC/InterActiveCorp.*	424,368

	Total Internet & Catalog Retail	1,717,669

Media - 5.8%
35,020	Time Warner Inc.	587,986
15,780	Walt Disney Co.	440,104

	Total Media	1,028,090

Specialty Retail - 4.9%
6,300	Bed Bath & Beyond Inc.*	241,920
14,510	Home Depot Inc.	613,773

	Total Specialty Retail	855,693

	TOTAL CONSUMER DISCRETIONARY	3,601,452

CONSUMER STAPLES - 10.7%
Beverages - 4.5%
9,620	Coca-Cola Co.	402,789
6,700	PepsiCo Inc.	387,193

	Total Beverages	789,982

Food Products - 2.5%
6,970	Wm. Wrigley Jr. Co.	446,080

Household Products - 3.7%
11,351	Procter & Gamble Co.	654,045

	TOTAL CONSUMER STAPLES	1,890,107

FINANCIALS - 13.6%
Capital Markets - 7.9%
10,760	Merrill Lynch & Co. Inc.	847,458
8,720	Morgan Stanley	547,790

	Total Capital Markets	1,395,248

Insurance - 5.7%
6,930	American International Group Inc.	458,004
6	Berkshire Hathaway Inc., Class A Shares*	542,100

	Total Insurance	1,000,104

	TOTAL FINANCIALS	2,395,352

HEALTH CARE - 20.6%
Biotechnology - 13.4%
11,570	Amgen Inc.*	841,717
11,505	Biogen Idec Inc.*	541,886
11,620	Genentech Inc.*	982,006

	Total Biotechnology	2,365,609

Pharmaceuticals - 7.2%
6,080	Eli Lilly & Co.	336,224
6,430	Johnson & Johnson	380,785
21,860	Pfizer Inc.	544,751

	Total Pharmaceuticals	1,261,760

	TOTAL HEALTH CARE	3,627,369

INDUSTRIALS - 2.3%
Industrial Conglomerates - 2.3%
11,500	General Electric Co.	399,970

See Notes to Schedule of Investments.

1

LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY - 32.6%
Communications Equipment - 11.5%
20,350	Cisco Systems Inc.*	$440,984
20,780	Juniper Networks Inc.*	397,314
29,200	Motorola Inc.	668,972
10,200	QUALCOMM Inc.	516,222

	Total Communications Equipment	2,023,492

Computers & Peripherals - 2.4%
6,440	Dell Inc.*	191,654
17,300	EMC Corp.*	235,799

	Total Computers & Peripherals	427,453

Internet Software & Services - 4.9%
12,900	Akamai Technologies Inc.*	424,281
13,500	Yahoo! Inc.*	435,510

	Total Internet Software & Services	859,791

Semiconductors & Semiconductor Equipment - 6.1%
17,490	Intel Corp.	338,432
22,850	Texas Instruments Inc.	741,939

	Total Semiconductors & Semiconductor Equipment	1,080,371

Software - 7.7%
10,100	Electronic Arts Inc.*	552,672
14,390	Microsoft Corp.	391,552
14,600	Red Hat Inc.*	408,508

	Total Software	1,352,732

	TOTAL INFORMATION TECHNOLOGY	5,743,839

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $15,026,825)	17,658,089

FACE AMOUNT
SHORT-TERM INVESTMENT - 0.1%
Repurchase Agreement - 0.1%
$13,000	Interest in $387,994,000 joint tri-party repurchase agreement dated 3/31/06 with Morgan Stanley, 4.800% due 4/3/06, Proceeds at maturity - $13,005; (Fully collateralized by various U.S. government agency obligations, 0.000% to 7.125% due 4/20/16 to 12/22/25; Market value - $13,318) (Cost - $13,000)	13,000

	TOTAL INVESTMENTS - 100.3% (Cost - $15,039,825#)	17,671,089
	Liabilities in Excess of Other Assets - (0.3)%	(56,356)

	TOTAL NET ASSETS - 100.0%	$17,614,733

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

2

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Legg Mason Partners Variable Large Cap Growth Portfolio (the “Fund”), is a separate diversified investment fund of the Legg Mason Partners Variable Portfolios I, Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies or eligible pension or other qualified plans. Prior to May 1, 2006, the fund was named Salomon Brothers Variable Large Cap Growth Fund and the Company was named Salomon Brothers Variable Series Funds Inc.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c)	Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,878,336
Gross unrealized depreciation	(247,072)

Net unrealized appreciation	$2,631,264

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Portfolios I, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 30, 2006

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	May 30, 2006